BINGHAM McCUTCHEN LLP

150 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110-1726

April 18, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Legg Mason Partners Premium Money Market Trust (filing relates to series listed on the attached Appendix)

(File Nos. 33-28844 and 811-5812)

Rule 497(j) certification

Ladies and Gentlemen:

Legg Mason Partners Premium Money Market Trust, a Maryland business trust (the “Registrant”), is the successor issuer to CitiFunds Premium Trust, a Massachusetts business trust (the “Predecessor Registrant”). On behalf of the Registrant, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 24 to the Predecessor Registrant’s registration statement on Form N-1A, as incorporated by reference in Post-Effective Amendment No. 25 to the Registrant’s registration statement on Form N-1A (collectively, the “Amendments”), would not have differed from those contained in the Amendments. The Amendments, which were filed via the EDGAR system on April 10, 2007 (Post-Effective Amendment No. 24) and April 16, 2007 (Post-Effective Amendment No. 25), are the most recent amendments to the registration statement relating to the series of the Registrant listed on the attached Appendix.

Please call the undersigned at (617) 951-8567 with any questions relating to this filing.

Sincerely,

/s/ Paul B. Raymond
Paul B. Raymond

APPENDIX

SERIES NAME

Citi Premium Liquid Reserves

Citi Premium U.S. Treasury Reserves